Related Party Transactions - Related Party Loans and Administrative Services Agreement (Details) - USD ($)		10 Months Ended	12 Months Ended
	Oct. 14, 2016	Oct. 14, 2016	Dec. 31, 2016	Sep. 30, 2017	Aug. 11, 2017	Dec. 14, 2015
Related Party Transactions
Promissory note amount					$ 300,000
Repayment of note payable to Sponsor			$ (300,000)
Related Party Loans | Sponsor | Unsecured Promissory Note
Related Party Transactions
Promissory note, maximum borrowing capacity						$ 300,000
Amount borrowed between inception and the Close Date		$ 300,000
Repayment of note payable to Sponsor	$ (300,000)
Related Party Loans | Sponsor | Working Capital Loan
Related Party Transactions
Conversion price per warrant			$ 0.50	$ 0.50
Related Party Loans | Sponsor | Working Capital Loan | Maximum
Related Party Transactions
Portion of working capital loan that may be converted into warrants			$ 1,500,000	$ 1,500,000
Administrative Services Agreement
Related Party Transactions
Monthly payment for office space and support services				$ 10,000
Administrative Services Agreement | Sponsor
Related Party Transactions
Monthly payment for office space and support services			$ 10,000